CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
REVENUE	$ 91,914	$ 147,646	$ 478,231	$ 311,283
COSTS OF GOODS SOLD
Costs of goods sold	31,970	76,737	168,400	169,135
Depreciation expense	17,806	18,004	72,943	69,848
	49,776	94,741	241,343	238,983
GROSS PROFIT	42,138	52,905	236,888	72,300
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES
Employee compensation expenses	142,369	128,460	720,141	637,475
General and administrative expenses	320,416	384,095	909,230	1,169,932
Depreciation expense	616	1,711	5,514	7,012
	463,401	514,266	1,634,885	1,814,419
LOSS FROM OPERATIONS	(421,263)	(461,361)	(1,397,997)	(1,742,119)
OTHER INCOME (EXPENSE)
Loss on sale of equipment to related party	0	0	0	(42,987)
Loss on sale of equipment	0	0	(9,530)	0
Interest expense	(11,527)	(234,150)	(427,572)	(148)
Other income	0	1,000	1,371	140
TOTAL OTHER EXPENSE	(11,527)	(233,150)	(435,731)	(42,995)
NET LOSS BEFORE INCOME TAXES	(432,790)	(694,511)	(1,833,728)	(1,785,114)
Income taxes	0	0	0	0
NET LOSS	$ (432,790)	$ (694,511)	$ (1,833,728)	$ (1,785,114)
NET (LOSS) INCOME PER COMMON SHARE, BASIC AND DILUTED (in Dollars per share)	$ (0.02)	$ (0.04)	$ (0.11)	$ (0.11)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING, BASIC AND DILUTED (in Shares)	17,818,766	17,086,228	17,372,858	15,548,247